DISCONTINUED OPERATIONS (Details) - CAD ($)	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018
Statement Line Items [Line Items]
Sales	$ 47,317	$ 27,109
Cost of sales	763,184	1,837,555	603,718
Gross profit	(715,867)	(1,810,446)	(603,718)
Operating expenses
Other general and administrative expenses	78,416	49,808	11,327
Marketing	2,102,152	1,166,286
Professional fees	691,463	891,673	519,076
Total operating expenses	7,860,733	5,501,522	1,776,806
Total other income (expenses)	3,206,700	(384,609)	(5,196,272)
Profit (loss) before income taxes	(5,369,900)	(7,696,577)	(7,576,796)
Profit (loss) from discontinued operations	(2,813,889)	(89,656)	76,563
Cash flows from (used in) operating activities	(6,212,046)	(4,026,634)	326,256
Cash flows from (used in) investing activities	(3,857,154)	(213,702)	(138,262)
Net cash flows for the year	(3,882,428)	260,074	4,273,024
Discontinued operations [member]
Statement Line Items [Line Items]
Sales	415,335	402,127	687,381
Cost of sales	141,815	148,249	155,031
Gross profit	273,520	253,878	532,350
Operating expenses
Consulting and director fees	12,179	113,990	131,866
Other general and administrative expenses	14,371	30,296	23,041
Management and directors salaries and fees	89,658	113,229	95,121
Marketing		282
Professional fees	30,462	87,396	50,932
Total operating expenses	146,670	345,193	300,960
Impairment of goodwill	(2,940,739)
Write off of intangible assets			(116,352)
Loss on settlement of debt			(36,854)
Total other income (expenses)	(2,940,739)		(153,206)
Profit (loss) before income taxes	(2,813,889)	(91,315)	78,184
Income tax expense		(1,659)	1,621
Profit (loss) from discontinued operations	(2,813,889)	(89,656)	76,563
Profit (loss) attributable to non-controlling interest from discontinued operations	(1,766,291)	(43,932)	37,516
Profit (loss) attributable to the Company from discontinued operations	(1,047,598)	(45,724)	39,047
Cash flows from (used in) operating activities	38,635	113,876	119,667
Cash flows from (used in) investing activities		(133,356)	11,060
Net cash flows for the year	$ 38,635	$ (19,480)	$ 130,727